Property, plant and equipment - Summary of property, plant and equipment (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ (3,796)	$ (3,979)
Average borrowing rate used for capitalisation of interest	4.20%	5.30%
Loans secured by non-current assets collateral	$ 4,518	$ 4,540
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,398	2,276
Capitalisation of property, plant and equipment	380
Capitalisation offset by depreciation	(267)
Capitalised production phase stripping costs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,019	1,833
Capitalised production phase stripping costs | Investment in equity accounted units
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	379	443
Capitalised production phase stripping costs | Subsidiaries
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ (145)	(139)	$ (134)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ (2,776)	$ (2,869)
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Power generating assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Power generating assets | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years